Income Taxes Level 4 (Details) - Presentation of the Net Deferred Tax Liability (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Current deferred income taxes (Other current assets)	$ 8	$ 21
Long-term deferred income taxes	13	360
Liabilities [Abstract]
Long-term deferred income taxes	(25)	(18)
Net deferred tax (liability) asset	(4)	363
net operating loss carryforward reduction	27
Valuation allowance	518	122	432	479
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	896
Tax Credit Carryforward, Amount	2
Operating Loss Carryforwards, Valuation Allowance	154
Undistributed Earnings of Foreign Subsidiaries	$ 424